Intangible assets (Tables)	12 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Schedule of movement in intangible assets and goodwill

	Brands $ million	Goodwill $ million	Other intangibles $ million	Computer software $ million	Total $ million
Cost
At 30 June 2024	11,106	3,682	2,011	1,225	18,024
Hyperinflation adjustment	144	107	—	—	251
Exchange differences	33	(73)	8	75	43
Additions	66	46	—	191	303
Disposals	(220)	—	(33)	(350)	(603)
Reclassification to assets held for sale	—	(5)	—	(1)	(6)
At 30 June 2025	11,129	3,757	1,986	1,140	18,012
Hyperinflation adjustment	153	113	—	1	267
Exchange differences	(270)	(188)	(9)	(32)	(499)
Additions	—	—	—	113	113
Disposals	—	—	(3)	(27)	(30)
Acquisitions	8	(4)	—	—	4
Reclassification to assets held for sale	(5)	(33)	(42)	(17)	(97)
At 30 June 2026	11,015	3,645	1,932	1,178	17,770
Amortisation and impairment
At 30 June 2024	1,464	822	102	822	3,210
Exchange differences	5	(14)	6	38	35
Amortisation for the year	—	—	20	74	94
Impairment	416	—	—	—	416
Disposals	(137)	—	(33)	(349)	(519)
At 30 June 2025	1,748	808	95	585	3,236
Exchange differences	(99)	(65)	(4)	(14)	(182)
Amortisation for the year	—	—	5	72	77
Impairment	808	466	—	40	1,314
Disposals	—	—	(1)	(24)	(25)
Reclassification to assets held for sale	—	—	(11)	(14)	(25)
At 30 June 2026	2,457	1,209	84	645	4,395
Carrying amount
At 30 June 2026	8,558	2,436	1,848	533	13,375
At 30 June 2025	9,381	2,949	1,891	555	14,776
At 30 June 2024	9,642	2,860	1,909	403	14,814

Schedule of principal acquired brands	The principal acquired brands, all of which are regarded as having indefinite useful economic lives, are as follows:

	Principal markets	2026 $ million	2025 $ million
Crown Royal whisky	United States	1,464	1,464
Captain Morgan rum	Global	1,201	1,201
Johnnie Walker whisky	Global	826	856
Smirnoff vodka	Global	824	824
Shui Jing Fang Chinese white spirit	Greater China	737	698
Casamigos tequila	United States	604	604
McDowell's No.1 whisky, rum and brandy	India	336	371
Don Julio tequila	United States	292	270
Yenì Raki	Türkiye	257	477
Seagram's 7 Crown whiskey	United States	223	223
Signature whisky	India	193	213
Zacapa rum	Global	191	191
Black Dog whisky	India	163	180
Antiquity whisky	India	159	176
Gordon's gin	Europe	157	163
Other brands		931	1,470
		8,558	9,381

Schedule of goodwill attributed to cash-generating units	(b) Goodwill
For the purposes of impairment testing, goodwill has been attributed to the following cash-generating units:

	2026 $ million	2025 $ million
North America	1,062	1,002
Europe
Türkiye	—	414
Asia Pacific
Greater China	169	160
India	745	827
Latin America and Caribbean
Mexico	138	185
Other cash-generating units	322	361
	2,436	2,949

Schedule of pre-tax discount rates and terminal growth rates used for impairment testing	The pre-tax discount rates and terminal growth rates used for impairment testing are as follows:

	2026		2025
	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %
North America
United States	9	2	10	2
Europe
United Kingdom	9	2	11	3
Türkiye(1)	39	11	27	14
Asia Pacific
India	12	4	13	4
Greater China	9	2	9	2
Latin America and Caribbean
Mexico	14	4	13	3
(1)The post-tax discount rates applied for calculating the recoverable amount of Türkiye
CGU varied by forecasted periods between 29% to 18%, primarily reflecting increases in market interest rates, country risk premiums and inflation expectations in the periods.

Schedule of sensitivity to change in key assumptions	The tables below shows the headroom at 30 June 2026 and the impairment charge that would be required if the assumptions in the calculation of their value in use or in the fair value less costs of disposal were changed:

	Valuation method	Carrying value of CGU $ million	Headroom $ million	30% decrease in share price $ million
Greater China	FVLCD	1,831	552	(112)

	Valuation method	Carrying value of CGU $ million	Headroom $ million	2ppt increase in discount rate $ million	1ppt decrease in terminal growth rate $ million	10% decrease in cash flows $ million
Yenì Raki	Value in use	353	—	(65)	(30)	(35)